SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENT

18. SUBSEQUENT EVENT

On April 15, 2026 the company granted 2,011,903 RSU’s to employees, executives and directors with a total value of $8.4 million. 1,320,445 of the RSU’s issued to executives have performance criteria for vesting to occur.